FINANCE COSTS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Finance Income (Expense) [Line Items]
Interest	$ 342	$ 435
Amortization of debt issue costs	2	2
Amortization of premium	(1)	(1)
Interest expense on lease liabilities	5	6
Gain on interest rate hedges	(5)	(6)
Interest capitalized	(24)	(14)
Accretion	41	75
Loss on debt extinguishment	15	3
Finance income	(28)	(31)
Total	347	469
Interest paid, classified as operating activities	$ 295	$ 333
Capitalisation rate of borrowing costs eligible for capitalisation	5.90%	6.30%